Acquisition of subsidiaries (Narrative) (Details) - USD ($)		6 Months Ended
	Feb. 23, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Dec. 31, 2015
Percentage of Equity Directly Attributable to the Group		90.00%
Bargain purchase gain		$ 2,004,507	$ 0
Shaanxi Zhongmao Real Estate Co., Ltd. ("Shaanxi Zhongmao") [Member]
Percentage of Equity Directly Attributable to the Group	65.98%	65.98%			51.00%
Percentage of equity interest acquired	14.98%			10.00%
Consideration for equity interest	$ 516,086